Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Comprehensive Income [Abstract]
Net income attributable to common shareholders	$ 233,239	$ 221,300	$ 196,563
Other comprehensive income, net of tax:
Unrealized holding gain on investments, net of tax expense of $104, $76, and $106 for the years ended December 31, 2014, 2013, and 2012, respectively	193	141	198
Reclassification adjustment for loss (gain) reported in net income, net of tax (benefit) expense of $(134), $(49), and $182 for the twelve months ended December 31, 2014, 2013, and 2012, respectively	249	90	(339)
Comprehensive income	$ 233,681	$ 221,531	$ 196,422